INCOME TAX	12 Months Ended
Dec. 31, 2019
INCOME TAX
INCOME TAX

NOTE 13 – INCOME TAX

The Company and each of its subsidiaries file separate income tax returns.

The United States of America

China Biologic Products Inc. was originally incorporated on December 20, 1989 under the laws of the State of Texas as Shepherd Food Equipment, Inc. On November 20, 2000, Shepherd Food Equipment, Inc. changed its corporate name to Shepherd Food Equipment, Inc. Acquisition Corp., or Shepherd. Shepherd is the survivor of a May 28, 2003 merger between Shepherd and GRC Holdings, Inc., or GRC, a Texas corporation. In the merger, the surviving corporation adopted the articles of incorporation and bylaws of GRC and changed its corporate name to GRC Holdings, Inc. On January 10, 2007, a plan of conversion became effective pursuant to which GRC was converted into a Delaware corporation and changed its name to China Biologic Products, Inc.

With the completion of domiciliation to the Cayman Islands on July 21, 2017, China Biologic Products Inc. was merged with and into China Biologic Products Holdings, Inc., with China Biologic Products Holdings, Inc. as the surviving company.

China Biologic Products Holdings, Inc. continued to be a U.S. corporation for U.S. federal income tax purposes and is subject to U.S. federal corporate income tax at gradual rates of up to 35% for year 2017.

On December 22, 2017, the Tax Cuts and Jobs Act (the “Tax Act”) was enacted. The Tax Act has made significant changes to the U.S. Internal Revenue Code, including the taxation of U.S. corporations, by, among other things, limiting interest deductions, reducing the U.S. corporate income tax rate, disallowing certain deductions that had previously been allowed, altering the expensing of capital expenditures, adopting elements of a territorial tax system, assessing a repatriation tax or “toll-charge” on undistributed earnings and profits of U.S.-owned foreign corporations, and introducing certain anti-base erosion provisions. In 2017, the Company recorded a charge of approximately $40.3 million as a provisional amount for the repatriation tax on deemed repatriation to the United States of accumulated earnings. The charge for deemed repatriation will be payable by the Company over an eight-year period commencing April 2018. In 2019 and 2018, $1,993,310 and $3,250,000 repatriation tax were paid by the Company to the U.S. tax bureau.

In August 2018, based on additional implementation guidance issued by the U.S. Treasury Department and the Internal Revenue Service, the Company adjusted the provisional amount by reversing income tax payable and income tax expense of $7.5 million. The accounting for the income tax effect of the Tax Act has been completed.

The Company file U.S. federal income tax returns on a consolidated basis at a tax rate of 21% for the year of 2019.

Cayman Islands

Under the current laws of Cayman Islands, China Biologic Products Holdings, Inc. is not subject to tax on its income or capital gains.

British Virgin Islands

Taibang Biological is incorporated in the British Virgin Islands. Under the current laws of the British Virgin Islands (BVI), Taibang Biological is not subject to tax on income or capital gains. In addition, upon payments of dividends by Taibang Biological, no British Virgin Islands withholding tax is imposed.

Hong Kong

Taibang Holdings (Hong Kong) Limited (“Taibang Holdings”, formerly known as “Logic Holdings (Hong Kong) Limited”) is incorporated in Hong Kong and is subject to Hong Kong’s profits tax rate of 16.5%for the years ended December 31, 2019, 2018 and 2017. Taibang Holdings did not earn any income that was derived in Hong Kong for the years ended December 31, 2019, 2018 and 2017.

Health Forward Holdings Limited (“Health Forward”) is incorporated in Hong Kong and is subject to Hong Kong’s profits tax rate of 16.5%for the years ended December 31, 2019 and 2018. Health Forward did not earn any income that was derived in Hong Kong for the years ended December 31, 2019 and 2018.

The payments of dividends by Hong Kong companies are not subject to any Hong Kong withholding tax.

PRC

The PRC’s statutory income tax rate is 25%. The Company’s PRC subsidiaries are subject to income tax at 25% unless otherwise specified.

In October 2014, Shandong Taibang obtained a notice from the Shandong provincial government that granted it the High and New Technology Enterprise certificate. This certificate entitled Shandong Taibang to enjoy a preferential income tax rate of 15% for a period of three years from 2014 to 2016. In December 2017, Shandong Taibang renewed its high and new technology enterprise qualification, which entitled it to enjoy a preferential income tax rate of 15% for a period of three years from 2017 to 2019. Shandong Taibang will apply for an additional three years from 2020 to 2022 upon the expiration of such certificate.

According to CaiShui [2011] No. 58 dated July 27, 2011, Guizhou Taibang, being a qualified enterprise located in the western region of the PRC, enjoys a preferential income tax rate of 15% effective retroactively from January 1, 2011 to December 31, 2020.

In September 2014, Guizhou Taibang obtained a notice from the Guizhou provincial government that granted it the High and New Technology Enterprise certificate. This certificate entitled Guizhou Taibang to enjoy a preferential income tax rate of 15% for a period of three years from 2014 to 2016. In November 2017, Guizhou Taibang renewed its high and new technology enterprise qualification, which entitled it to enjoy a preferential income tax rate of 15% for a period of three years from 2017 to 2019. Guizhou Taibang will apply for an additional three years from 2020 to 2022 upon the expiration of such certificate.

TianXinFu was recognized by Beijing provincial government as a high and new technology enterprise in 2009 and the latest renewal of its qualification was obtained in 2018, which entitled TianXinFu to enjoy a preferential income tax rate of 15%for a period of three years from 2018 to 2020.

The components of earnings (losses) before income tax expense by jurisdictions are as follows:

	For the Years Ended
	December 31,	December 31,	December 31,
	2019	2018	2017
	USD	USD	USD
PRC, excluding Hong Kong	202,870,388	175,225,854	171,787,763
U.S.	(12,932,509)	(11,303,223)	(28,866,395)
BVI	1,563,160	2,341,136	3,488,680
Hong Kong	(7,328)	(260,472)	(2,280)
Total	191,493,711	166,003,295	146,407,768

Income tax expense for the years ended December 31, 2019, 2018 and 2017 represents current income tax expense and deferred income tax (benefit)/expense:

	For the Years Ended
	December 31,	December 31,	December 31,
	2019	2018	2017
	USD	USD	USD
Current income tax expense-PRC	30,228,726	29,715,744	27,133,958
Current income tax expense-US	307,043	(7,519,674)	40,290,367
Deferred income tax benefit-PRC	(2,770,534)	(4,657,379)	(3,252,516)
Deferred income tax expense-US	333,290	497,489	—
Total income tax expense	28,098,525	18,036,180	64,171,809

The effective income tax rate based on income tax expense and earnings before income taxes reported in the consolidated statements of comprehensive income differs from the PRC statutory income tax rate of 25% due to the following:

	For the Years Ended
	December 31,	December 31,	December 31,
	2019	2018	2017
	(in percentage to earnings before income tax expense)
PRC statutory income tax rate	25.0%	25.0%	25.0%
Non-deductible expenses:
Share-based compensation	1.8%	1.4%	3.7%
Others	0.4%	0.9%	1.1%
Tax rate differential	(0.3)%	(0.5)%	(0.9)%
Effect of PRC preferential tax rate	(9.4)%	(9.0)%	(11.1)%
Bonus deduction on research and development expenses	(2.4)%	(2.3)%	(1.5)%
Change in valuation allowance	0.0%	0.4%	(0.6)%
Repatriation tax	—	(4.5)%	29.4%
Tax effect of equity method investment	0.2%	0.3%	(0.6)%
Excess tax benefits from stock option exercises	(0.6)%	(0.8)%	(0.7)%
Effective income tax rate	14.7%	10.9%	43.8%

The PRC tax rate has been used because the majority of the Company’s consolidated pre-tax earnings arise in the PRC.

As of December 31, 2019 and 2018, significant temporary differences between the tax basis and financial statement basis of assets and liabilities that gave rise to deferred taxes were principally related to the following:

	December 31, 2019	December 31, 2018
	USD	USD
Deferred income tax assets arising from:
-Accrued expenses	8,982,660	7,587,118
-Deferred income	177,383	213,086
-Property, Plant and Equipment	1,079,536	1,149,033
-Other non-current assets	190,440	158,607
-Tax loss carryforwards	3,120,172	4,300,813
Gross deferred income tax assets	13,550,191	13,408,657

Less: valuation allowance	(3,120,172)	(4,300,813)
Net deferred income tax assets	10,430,019	9,107,844

Deferred income tax liabilities arising from:
- Property, plant and equipment	(115,677)	(129,636)
- Intangible assets	(6,575,677)	(7,947,786)
- Land use rights	(529,090)	(552,602)
- Equity method investment	(830,779)	(497,489)
- Dividend withholding tax	(3,774,778)	(3,774,778)
Deferred income tax liabilities	(11,826,001)	(12,902,291)

Classification on consolidated balance sheets:

Deferred income tax assets, included in other non-current assets	10,430,019	9,107,844

Deferred income tax liabilities, included in other liabilities	(11,826,001)	(12,902,291)

In assessing the realizability of deferred income tax assets, management considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and tax loss carryforwards are utilized. Management considers the scheduled reversal of deferred income tax liabilities (including the impact of available carryforwards periods), projected future taxable income, and tax planning strategies in making this assessment.

The deferred income tax assets of $3,120,172 for tax loss carry forwards as of December 31, 2019 represented tax loss carryforwards of certain PRC subsidiaries. For PRC income tax purposes, these PRC subsidiaries had tax loss carryforwards of $14,696,748, of which $4,136,265, $4,568,923, $716,377, $4,076,401 and $1,198,782 would expire by 2020, 2021, 2022, 2023 and 2024, respectively, if unused. In view of their cumulative losses positions, management determined it is more likely than not that deferred income tax assets of these PRC subsidiaries will not be realized, and therefore full valuation allowances of $3,120,172 and $4,300,813 were provided as of December 31, 2019 and 2018, respectively.

For United States federal income tax purposes, CBP had nil tax loss carry forwards as of December 31, 2019 and 2018. All tax loss brought forwards of CBP has been utilized by December 31, 2017 as a result of the repatriation tax on deemed repatriation of accumulated earnings to the United States.

The following table presents the movement of the valuation allowance for deferred income tax assets for the years ended December 31, 2019, 2018 and 2017:

	For the Years Ended
	December 31, 2019	December 31, 2018	December 31, 2017
	USD	USD	USD
Beginning balance	4,300,813	5,031,657	26,629,179
Addition (deduction) during the year	(1,123,767)	(507,897)	(21,927,117)
Foreign currency translation adjustment	(56,874)	(222,947)	329,595
Ending balance	3,120,172	4,300,813	5,031,657

According to the prevailing PRC income tax law and relevant regulations, dividends relating to earnings accumulated beginning on January 1, 2008 that are received by non-PRC-resident enterprises from PRC-resident enterprises are subject to withholding tax at 10%, unless reduced by tax treaties or similar arrangement. Dividends relating to undistributed earnings generated prior to January 1, 2008 are exempt from such withholding tax. Further, dividends received by the Company from its overseas subsidiaries are subject to the U.S. federal income tax less any qualified foreign tax credits. Based on the dividend policy the Company has provided the deferred income tax liabilities of $7,351,023 on undistributed earnings of $74 million, approximately 50% of Shandong Taibang’s total undistributed earnings at December 31, 2014. The balance of the deferred income tax liabilities was reduced by $2,310,512 during the year ended December 31, 2018 when the dividends of RMB148,760,000 (approximately $21,674,332) was distributed to Taibang Holdings (Hong Kong) Limited by Taibang Biotech (Shandong) Co., Ltd.. Due to the Company’s plan and intention of reinvesting its earnings in its PRC business, the Company has not provided for the related deferred income tax liabilities on the remaining undistributed earnings of the PRC subsidiaries totaling $806.2 million as of December 31, 2019.

As of January 1, 2017 and for each of the years ended December 31, 2019, 2018 and 2017, the Company and its subsidiaries did not have any unrecognized tax benefits, and therefore no interest or penalties related to unrecognized tax benefits were accrued. The Company does not expect that the amount of unrecognized tax benefits will change significantly within the next 12 months.

The Company and each of its PRC subsidiaries file income tax returns in the United States and the PRC, respectively. The Company is subject to U.S. federal income tax examination by tax authorities for tax years beginning in 2007. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances where the underpayment of taxes is more than RMB100,000 (approximately $14,334). In the case of transfer pricing issues, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The PRC tax returns for the Company’s PRC subsidiaries are open to examination by the PRC tax authorities for the tax years beginning in 2013.